Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,835,118	¥ 1,972,158	¥ 1,715,516
Non-interest expenses	1,154,471	1,168,811	1,080,402
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	436,220	408,034
Other receivables from affiliated companies	1,425	1,061
Other payables to affiliated companies	2,998	4,224
Revenues	1,986	1,677	1,205
Non-interest expenses	44,073	46,632	38,271
Purchase of software, securities and tangible assets	¥ 13,515	¥ 26,830	¥ 23,285